Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	43	83
Extensions & Discoveries	2
Improved Recovery & Infill Drilling	1
Technical Revisions	5	(1)
Dispositions	(7)	(32)
Production	(4)	(8)
Change for the year	(3)	(41)
Ending balance	41	43
Developed	32	37
Undeveloped	9	6
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	7	24
Improved Recovery & Infill Drilling	1	1
Technical Revisions	1	1
Dispositions		(16)
Production	(2)	(3)
Change for the year		(17)
Ending balance	7	7
Developed	5	6
Undeveloped	1	1
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	164	230
Extensions & Discoveries | Bcf	14
Improved Recovery & Infill Drilling | Bcf	2
Technical Revisions | Bcf	60	13
Acquisitions | Bcf		14
Dispositions | Bcf	(76)	(49)
Production | Bcf	(26)	(44)
Change for the year | Bcf	(26)	(66)
Ending balance | Bcf	138	164
Developed | Bcf	119	152
Undeveloped | Bcf	20	12
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	4	7
Extensions & Discoveries	1
Technical Revisions	3
Dispositions	(1)	(2)
Production	(1)	(1)
Change for the year	2	(3)
Ending balance	5	4
Developed	4	4
Undeveloped	1
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	81	153
Extensions & Discoveries	5
Improved Recovery & Infill Drilling	3	2
Technical Revisions	19	3
Acquisitions		2
Dispositions	(21)	(58)
Production	(12)	(20)
Change for the year	(6)	(71)
Ending balance	76	81
Developed	62	72
Undeveloped	14	9